Cash and cash equivalents	12 Months Ended
Dec. 31, 2012
Cash and cash equivalents
Cash and cash equivalents

7    Cash and cash equivalents

	As of December 31,
	2012	2011
Cash	1,194	945
Short-term investments	4,638	2,586

	5,832	3,531

          All the above mentioned short-term investments are made through the use of low risk fixed income securities with highly-rated institutions. The investments denominated in Brazilian Reais are mostly investments indexed to the Brazilian Interbank Interest rate ("CDI"), and those denominated in US dollars are mainly time deposits, with the original maturities of less than three months.

          The increase in cash equivalents during the 2012, is mainly related to the cash provided by operating activities and the notes issued during 2012 (Note 17).